NATURE OF OPERATIONS	12 Months Ended
Aug. 31, 2020
Description Of Business [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

Organigram Holdings Inc. (the "Company") is a publicly traded corporation with its common shares trading on the Toronto Stock Exchange ("TSX") and on the Nasdaq Global Select Market ("NASDAQ") under the symbol "OGI". The head and the registered address of the Company is 35 English Drive, Moncton, New Brunswick, Canada, E1E 3X3.

The Company's major wholly-owned subsidiaries are: (i) Organigram Inc., a licensed producer ("LP" or "Licensed Producer") of cannabis and cannabis-derived products in Canada regulated by Health Canada under the Cannabis Act and the Cannabis Regulations (Canada), and (ii) 10870277 Canada Inc., a special purpose holding company for the Company. Organigram Inc. was incorporated under the Business Corporation Act (New Brunswick), on March 1, 2013.  Organigram Holdings Inc. was incorporated under the Canada Business Corporations Act ("CBCA") on April 6, 2016.  10870277 Canada Inc. was incorporated under the CBCA on July 4, 2018.